Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 3) - ECUADOR $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
TAGSA
Schedule Of Commitment [Line Items]
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust	50.25%
Fixed amount required to pay per year for administrative services	$ 1,500
Performance guarantee	$ 3,000
Percentage of amount required to be paid to maintain performance bond	20.00%
Performance bond	$ 5,000
ECOGAL
Schedule Of Commitment [Line Items]
Performance bond	$ 700,000